UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management LP
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 500
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Rachel Buie
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Rachel Buie,    Austin, TX   May 1st, 2013

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  52
Form 13F Information Table Value Total:   $19520182
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              common           02209S103     1217    35400 SH       SOLE                    35400             35400
Apollo Group Inc.              common           037604105   132269  7606039 SH       SOLE                  7606039           7606039
Avon Products, Inc.            common           054303102   392488 18933332 SH       SOLE                 18933332          18933332
BNY Mellon Corp.               common           064058100   217947  7786588 SH       SOLE                  7786588           7786588
Bancorp Inc., The              common           05969A105    33270  2402187 SH       SOLE                  2402187           2402187
Bank of America Corp           common           060505104    69670  5720000 SH       SOLE                  5720000           5720000
Bard, Inc., C.R.               common           067383109   807549  8012992 SH       SOLE                  8012992           8012992
Becton Dickinson               common           075887109   201629  2108865 SH       SOLE                  2108865           2108865
Berkshire Hath A               common           084670108     4688       30 SH       SOLE                       30                30
Berkshire Hath B               common           084670702     1675    16079 SH       SOLE                    16079             16079
CH Robinson WW                 common           12541W209   232773  3914775 SH       SOLE                  3914775           3914775
Cisco Systems Inc.             common           17275R102  1096504 52439220 SH       SOLE                 52439220          52439220
Clorox Company                 common           189054109   608660  6875184 SH       SOLE                  6875184           6875184
Coca-Cola Co.                  common           191216100   925662 22889752 SH       SOLE                 22889752          22889752
Colgate-Palmolive              common           194162103    90883   770000 SH       SOLE                   770000            770000
Comcast Corp. A                common           20030N200   344136  8685907 SH       SOLE                  8685907           8685907
ConocoPhillips                 common           20825C104   394241  6559754 SH       SOLE                  6559754           6559754
Corning Inc.                   common           219350105   194340 14579165 SH       SOLE                 14579165          14579165
Covidien Plc.                  common           G2554F113   122185  1801075 SH       SOLE                  1801075           1801075
Dell Inc.                      common           24702R101   213291 14884229 SH       SOLE                 14884229          14884229
Ebay Inc.                      common           278642103    67775  1250000 SH       SOLE                  1250000           1250000
Exxon Mobil Corp.              common           30231G102   246768  2738519 SH       SOLE                  2738519           2738519
Goldman Sachs Grp              common           38141G104    96736   657400 SH       SOLE                   657400            657400
Hewlett-Packard                common           428236103   219586  9210823 SH       SOLE                  9210823           9210823
Intel Corporation              common           458140100    57793  2645000 SH       SOLE                  2645000           2645000
Janus Capital Grp              common           47102X105    44227  4705000 SH       SOLE                  4705000           4705000
Johnson & Johnson              common           478160104   794174  9740875 SH       SOLE                  9740875           9740875
Lancaster Colony               common           513847103    35420   460000 SH       SOLE                   460000            460000
Liberty Int. Corp.             common           53071M104    62933  2943551 SH       SOLE                  2943551           2943551
Microsoft Corp.                common           594918104  1182986 41348690 SH       SOLE                 41348690          41348690
News Corp CL B                 common           65248E203     2338    76000 SH       SOLE                    76000             76000
News Corp Cl A                 common           65248E104  2312631 75774270 SH       SOLE                 75774270          75774270
Northern Trust Corp.           common           665859104    30581   560500 SH       SOLE                   560500            560500
Patterson Companies            common           703395103   116003  3049500 SH       SOLE                  3049500           3049500
PepsiCo, Inc.                  common           713448108  1823075 23044812 SH       SOLE                 23044812          23044812
Pfizer Inc.                    common           717081103   468685 16239945 SH       SOLE                 16239945          16239945
Philip Morris Intl             common           718172109     3680    39689 SH       SOLE                    39689             39689
Procter & Gamble               common           742718109  2044974 26537423 SH       SOLE                 26537423          26537423
Research in Motion             common           760975102    84238  5829632 SH       SOLE                  5829632           5829632
Resource America               common           761195205    15076  1513685 SH       SOLE                  1513685           1513685
Sigma-Aldrich Corp.            common           826552101    96704  1244900 SH       SOLE                  1244900           1244900
Staples Inc.                   common           855030102    30688  2285000 SH       SOLE                  2285000           2285000
State Street Corp              common           857477103   132462  2241700 SH       SOLE                  2241700           2241700
Stryker Corporation            common           863667101   787394 12069183 SH       SOLE                 12069183          12069183
Sysco Corporation              common           871829107  1068959 30394044 SH       SOLE                 30394044          30394044
Toyota Ind. ADR                common           892330101     2931    80000 SH       SOLE                    80000             80000
U.S. Bancorp                   common           902973304   430169 12678132 SH       SOLE                 12678132          12678132
Viacom Inc Cl B                common           92553P201   689520 11198953 SH       SOLE                 11198953          11198953
Wal-Mart Stores                common           931142103   243953  3260097 SH       SOLE                  3260097           3260097
WellPoint, Inc.                common           94973V107   241090  3640189 SH       SOLE                  3640189           3640189
Wells Fargo & Co               common           949746101      710    19200 SH       SOLE                    19200             19200
Western Union                  common           959802109      848    56400 SH       SOLE                    56400             56400